Income Taxes - Income (Loss) Before Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
United States	$ (371.3)	$ (143.2)
Foreign	0.6	0.0
Total	$ (370.7)	$ (143.2)